Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)
July 31, 2024

Number of Shares		Value
Common Stocks 86.7%
Banks 0.9%
839,620	NU Holdings Ltd. Class A	$10,184,591 *
Broadline Retail 7.0%
331,471	Amazon.com, Inc.	61,978,448 *(a)
682,410	Coupang, Inc.	14,160,007 *
		76,138,455
Communications Equipment 1.0%
28,379	Motorola Solutions, Inc.	11,320,951
Diversified Telecommunication Services 1.3%
714,330	AT&T, Inc.	13,750,852
Electronic Equipment, Instruments & Components 0.7%
122,209	Amphenol Corp. Class A	7,853,150
Entertainment 4.3%
127,336	Live Nation Entertainment, Inc.	12,248,450 *
19,148	Netflix, Inc.	12,031,646 *
145,100	Nintendo Co. Ltd.	8,017,992
216,544	Sea Ltd. ADR	14,226,941 *
		46,525,029
Health Care Equipment & Supplies 1.7%
42,741	Intuitive Surgical, Inc.	19,003,076 *
Hotels, Restaurants & Leisure 3.4%
104,703	DoorDash, Inc. Class A	11,592,716 *
692,541	DraftKings, Inc. Class A	25,589,390 *(a)
		37,182,106
Insurance 1.2%
39,421	Aon PLC Class A	12,950,193
Interactive Media & Services 5.9%
113,755	Meta Platforms, Inc. Class A	54,014,287
238,338	Tencent Holdings Ltd. ADR	10,975,465
		64,989,752
IT Services 1.7%
98,425	International Business Machines Corp.	18,911,379
Semiconductors & Semiconductor Equipment 32.5%
130,420	Advanced Micro Devices, Inc.	18,843,082 *(a)
60,918	Analog Devices, Inc.	14,095,207
84,133	Applied Materials, Inc.	17,853,023
24,332	ASML Holding NV	22,791,784
98,900	Astera Labs, Inc.	4,335,776 *
46,881	BE Semiconductor Industries NV	6,045,309
106,233	Broadcom, Inc.	17,069,518
26,480	Entegris, Inc.	3,132,319
1,676	Lam Research Corp.	1,543,998
212,858	Lattice Semiconductor Corp.	11,281,474 *
457,000	MediaTek, Inc.	17,404,899
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
184,399	Micron Technology, Inc.	$20,250,698
3,710	Monolithic Power Systems, Inc.	3,202,064
282,472	NVIDIA Corp.	33,054,874
272,173	QUALCOMM, Inc.	49,249,704
218,970	Semtech Corp.	6,945,728 *
89,872	SK Hynix, Inc.	12,889,756
331,033	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	54,885,271
204,602	Texas Instruments, Inc.	41,699,934
		356,574,418
Software 17.0%
17,522	ANSYS, Inc.	5,495,425 *
119,142	AppLovin Corp. Class A	9,185,848 *
1,727,273	Arctic Wolf Networks, Inc.	16,823,639 *#(b)(c)
28,389	Cadence Design Systems, Inc.	7,598,600 *
157,471	Datadog, Inc. Class A	18,335,923 *
1,456,020	Grammarly, Inc. Class A	23,252,639 *#(b)(c)
20,702	HubSpot, Inc.	10,289,515 *
63,507	Microsoft Corp.	26,568,154
228,307	Nutanix, Inc. Class A	11,531,787 *
55,274	Palo Alto Networks, Inc.	17,949,126 *
73,343	Salesforce, Inc.	18,981,168
298,606	SentinelOne, Inc. Class A	6,838,077 *
17,248	ServiceNow, Inc.	14,046,599 *
		186,896,500
Technology Hardware, Storage & Peripherals 7.1%
1,139,000	Asustek Computer, Inc.	15,972,962
393,496	Dell Technologies, Inc. Class C	44,732,625
255,537	Western Digital Corp.	17,133,756 *
		77,839,343
Wireless Telecommunication Services 1.0%
62,214	T-Mobile U.S., Inc.	11,340,368

Total Common Stocks (Cost $894,176,827)		951,460,163
Preferred Stocks 10.5%
Entertainment 2.9%
219,568	A24 Films LLC(d)	32,159,730 *#(b)(c)
Internet 3.5%
29,000	Fabletics LLC, Series G	33,355,800 *#(b)(c)
103,937	Savage X, Inc., Series C	4,780,063 *#(b)(c)
		38,135,863
IT Services 0.0%(e)
1,009,513	Cybereason, Inc., Series F	364,333 *#(b)(c)
Software 4.1%
27,042	Celonis SE, Series D	9,505,804 *#(b)(c)
451,510	Grammarly, Inc., Series 3	13,177,396 *#(b)(c)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Software – cont'd
1,393,993	Videoamp, Inc., Series F1	$21,997,209 *#(b)(c)
		44,680,409
Total Preferred Stocks (Cost $107,834,415)		115,340,335
Principal Amount
Convertible Bonds 0.5%
Software 0.5%
$5,000	Arctic Wolf Networks, Inc., 0.00% Cash/3.00% PIK, due 9/29/2027 (Cost $5,000,000)	5,421,500 #(b)(c)(f)
Number of Shares

Short-Term Investments 2.6%
Investment Companies 2.6%
29,036,920	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(g) (Cost $29,036,920)	29,036,920
Total Investments 100.3% (Cost $1,036,048,162)		1,101,258,918
Liabilities Less Other Assets (0.3)%		(3,587,789)(h)
Net Assets Applicable to Common Stockholders 100.0%		$1,097,671,129

*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral for options written.
(b)	Value determined using significant unobservable inputs.
(c)
Security fair valued as of July 31, 2024 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2024 amounted to $160,838,113, which represents 14.7% of net assets applicable to common stockholders of the Fund.

(d)	Security represented in Units.
(e)	Represents less than 0.05% of net assets applicable to common stockholders of the Fund.
(f)	Payment-in-kind (PIK) security.
(g)	Represents 7-day effective yield as of July 31, 2024.
(h)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2024.
#  This security is subject to restrictions on resale. Total value of all such securities at July 31, 2024 amounted to $160,838,113, which represents 14.7% of net assets applicable to common stockholders of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2024	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 7/31/2024
A24 Films LLC (Preferred Units)	2/25/2022	$25,000,012	$32,159,730	2.9%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Restricted Security (cont’d)	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2024	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 7/31/2024
Arctic Wolf Networks, Inc.	12/31/2021	$19,000,003	$16,823,639	1.5%
Arctic Wolf Networks, Inc. (Convertible Bonds)	9/30/2022	5,000,000	5,421,500	0.5%
Celonis SE (Series D Preferred Shares)	10/5/2022	9,999,477	9,505,804	0.9%
Cybereason, Inc. (Series F Preferred Shares)	7/13/2021	5,000,000	364,333	0.0%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	29,000,000	33,355,800	3.0%
Grammarly, Inc. (Series 3 Preferred Shares)	12/23/2021	11,834,935	13,177,396	1.2%
Grammarly, Inc. Class A	12/23/2021	38,165,051	23,252,639	2.2%
Savage X, Inc. (Series C Preferred Shares)	11/30/2021	4,999,993	4,780,063	0.5%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	21,999,998	21,997,209	2.0%
Total		$169,999,469	$160,838,113	14.7%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$884,667,021	80.6%
Taiwan	88,263,132	8.1%
Netherlands	28,837,093	2.6%
Korea	27,049,763	2.5%
Singapore	14,226,941	1.3%
China	10,975,465	1.0%
Brazil	10,184,591	0.9%
Japan	8,017,992	0.7%
Short-Term Investments and Other Liabilities—Net	25,449,131	2.3%
	$1,097,671,129	100.0%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At July 31, 2024, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Banks
NU Holdings Ltd.	2,171	$(2,633,423)	$15	8/16/2024	$(6,513)
Broadline Retail
Amazon.com, Inc.	300	(5,609,400)	215	8/16/2024	(22,050)
Coupang, Inc.	2,727	(5,658,525)	25	8/16/2024	(35,451)
					(57,501)
Electronic Equipment, Instruments & Components
Amphenol Corp.	423	(2,718,198)	75	8/16/2024	(3,807)
Entertainment
Live Nation Entertainment, Inc.	291	(2,799,129)	105	8/16/2024	(6,548)
Netflix, Inc.	43	(2,701,905)	740	8/16/2024	(860)
Sea Ltd.	422	(2,772,540)	80	8/16/2024	(27,852)
Sea Ltd.	406	(2,667,420)	85	8/16/2024	(14,007)
Sea Ltd.	391	(2,568,870)	90	8/16/2024	(6,256)
					(55,523)
Hotels, Restaurants & Leisure
DoorDash, Inc.	260	(2,878,720)	120	8/16/2024	(88,400)
DoorDash, Inc.	264	(2,923,008)	125	8/16/2024	(52,932)
DoorDash, Inc.	523	(5,790,656)	130	8/16/2024	(59,099)
DraftKings, Inc.	751	(2,774,945)	45	8/16/2024	(22,154)
DraftKings, Inc.	769	(2,841,455)	46	8/16/2024	(16,534)
					(239,119)
Interactive Media & Services
Meta Platforms, Inc.	60	(2,848,980)	550	8/16/2024	(20,700)
Meta Platforms, Inc.	118	(5,602,994)	560	8/16/2024	(43,955)
					(64,655)
IT Services
International Business Machines Corp.	153	(2,939,742)	200	8/16/2024	(9,333)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	193	(2,788,464)	170	8/16/2024	(10,229)
Advanced Micro Devices, Inc.	186	(2,687,328)	175	8/16/2024	(6,882)
Analog Devices, Inc.	14	(323,932)	210	9/20/2024	(35,420)
Applied Materials, Inc.	128	(2,716,160)	255	8/16/2024	(5,312)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Semiconductors & Semiconductor Equipment (cont’d)
Astera Labs, Inc.	989	$(4,335,776)	$70	8/16/2024	$(54,395)
Broadcom, Inc.	177	(2,844,036)	178	8/16/2024	(24,780)
Entegris, Inc.	23	(272,067)	125	8/16/2024	(3,680)
Entegris, Inc.	241	(2,850,789)	145	8/16/2024	(18,075)
Lam Research Corp.	16	(1,473,984)	1,115	8/16/2024	(2,384)
Lattice Semiconductor Corp.	492	(2,607,600)	65	8/16/2024	(492)
Lattice Semiconductor Corp.	567	(3,005,100)	70	8/16/2024	(1,134)
Micron Technology, Inc.	449	(4,930,918)	150	8/16/2024	(1,347)
Monolithic Power Systems, Inc.	4	(345,236)	640	8/16/2024	(89,600)
Monolithic Power Systems, Inc.	4	(345,236)	660	8/16/2024	(81,740)
Monolithic Power Systems, Inc.	29	(2,502,961)	940	8/16/2024	(44,515)
NVIDIA Corp.	50	(585,100)	63	8/16/2024	(271,250)
NVIDIA Corp.	238	(2,785,076)	129	8/16/2024	(35,105)
NVIDIA Corp.	244	(2,855,288)	132	8/16/2024	(25,253)
NVIDIA Corp.	229	(2,679,758)	154	8/16/2024	(3,664)
QUALCOMM, Inc.	150	(2,714,250)	220	8/16/2024	(5,850)
QUALCOMM, Inc.	292	(5,283,740)	230	8/16/2024	(4,380)
Semtech Corp.	877	(2,781,844)	38	8/16/2024	(17,540)
Taiwan Semiconductor Manufacturing Co. Ltd.	170	(2,818,600)	180	8/16/2024	(25,585)
Taiwan Semiconductor Manufacturing Co. Ltd.	170	(2,818,600)	185	8/16/2024	(14,110)
					(782,722)
Software
AppLovin Corp.	347	(2,675,370)	100	8/16/2024	(31,230)
AppLovin Corp.	347	(2,675,370)	105	8/16/2024	(19,952)
Cadence Design Systems, Inc.	10	(267,660)	285	8/16/2024	(2,150)
Cadence Design Systems, Inc.	10	(267,660)	305	8/16/2024	(275)
Datadog, Inc.	687	(7,999,428)	150	8/16/2024	(27,480)
HubSpot, Inc.	56	(2,783,368)	570	8/16/2024	(28,000)
HubSpot, Inc.	5	(248,515)	630	9/20/2024	(2,125)
Microsoft Corp.	7	(292,845)	430	8/16/2024	(2,713)
Nutanix, Inc.	568	(2,868,968)	55	8/16/2024	(21,300)
Salesforce, Inc.	10	(258,800)	280	8/16/2024	(780)
Salesforce, Inc.	10	(258,800)	300	8/16/2024	(135)
SentinelOne, Inc.	700	(1,603,000)	28	8/16/2024	(5,250)
ServiceNow, Inc.	4	(325,756)	810	8/16/2024	(9,360)
ServiceNow, Inc.	37	(3,013,243)	880	8/16/2024	(10,083)
					(160,833)
Technology Hardware, Storage & Peripherals
Dell Technologies, Inc.	230	(2,614,640)	144	8/16/2024	(4,025)(a)(b)
Dell Technologies, Inc.	417	(4,740,456)	170	8/16/2024	(1,251)
Western Digital Corp.	400	(2,682,000)	79	8/16/2024	(24,200)
Western Digital Corp.	388	(2,601,540)	84	8/16/2024	(30,652)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Technology Hardware, Storage & Peripherals (cont’d)
Western Digital Corp.	379	$(2,541,195)	$87	8/16/2024	$(30,320)
					(90,448)
Wireless Telecommunication Services
T-Mobile U.S., Inc.	32	(583,296)	180	8/16/2024	(15,360)
Total calls					$(1,485,814)
Puts
Banks
NU Holdings Ltd.	2,171	(2,633,423)	11.5	8/16/2024	(58,617)
Broadline Retail
Amazon.com, Inc.	147	(2,748,606)	160	8/16/2024	(11,834)
Coupang, Inc.	1,363	(2,828,225)	19	8/16/2024	(57,927)
					(69,761)
Entertainment
Live Nation Entertainment, Inc.	583	(5,607,877)	82.5	8/16/2024	(5,830)
Sea Ltd.	422	(2,772,540)	55	8/16/2024	(34,393)
					(40,223)
Hotels, Restaurants & Leisure
DraftKings, Inc.	751	(2,774,945)	28	8/16/2024	(9,763)
DraftKings, Inc.	762	(2,815,590)	29	8/16/2024	(14,478)
					(24,241)
Interactive Media & Services
Meta Platforms, Inc.	60	(2,848,980)	400	8/16/2024	(14,550)
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	125	(2,652,500)	200	8/16/2024	(50,937)
ASML Holding NV	30	(2,810,100)	860	8/16/2024	(18,300)
Broadcom, Inc.	278	(4,466,904)	151	8/16/2024	(59,770)
Broadcom, Inc.	350	(5,623,800)	154	8/16/2024	(136,500)
Lam Research Corp.	16	(1,473,984)	840	8/16/2024	(17,160)
Lam Research Corp.	57	(5,251,068)	870	8/16/2024	(91,485)
Micron Technology, Inc.	241	(2,646,662)	97.5	8/16/2024	(17,352)
NVIDIA Corp.	244	(2,855,288)	95	8/16/2024	(9,760)
NVIDIA Corp.	229	(2,679,758)	110	8/16/2024	(54,732)
QUALCOMM, Inc.	145	(2,623,775)	165	8/16/2024	(31,610)
Semtech Corp.	864	(2,740,608)	27	8/16/2024	(17,280)
Taiwan Semiconductor Manufacturing Co. Ltd.	165	(2,735,700)	145	8/16/2024	(10,973)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Semiconductors & Semiconductor Equipment (cont’d)
Taiwan Semiconductor Manufacturing Co. Ltd.	156	$(2,586,480)	$160	8/16/2024	$(51,480)
					(567,339)
Software
AppLovin Corp.	350	(2,698,500)	60	8/16/2024	(30,625)
AppLovin Corp.	350	(2,698,500)	65	8/16/2024	(62,125)
Cadence Design Systems, Inc.	97	(2,596,302)	265	8/16/2024	(55,290)
CrowdStrike Holdings, Inc.	107	(2,481,972)	210	8/16/2024	(29,585)
CrowdStrike Holdings, Inc.	213	(4,940,748)	225	8/16/2024	(143,242)
Datadog, Inc.	230	(2,678,120)	110	8/16/2024	(93,150)
Nutanix, Inc.	341	(1,722,391)	45	8/16/2024	(9,378)
					(423,395)
Technology Hardware, Storage & Peripherals
Dell Technologies, Inc.	217	(2,466,856)	115	8/16/2024	(107,415)
Dell Technologies, Inc.	209	(2,375,912)	120	8/16/2024	(166,155)
Western Digital Corp.	375	(2,514,375)	70	8/16/2024	(200,625)
					(474,195)
Total puts					$(1,672,321)
Total options written (premium received $2,902,510)					$(3,158,135)

(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of July 31, 2024 in accordance with procedures approved by the valuation designee.
At July 31, 2024, the Fund had securities pledged in the amount of $50,445,600 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Entertainment	$38,507,037	$8,017,992	$—	$46,525,029
Semiconductors & Semiconductor Equipment	326,279,763	30,294,655	—	356,574,418
Software	146,820,222	—	40,076,278	186,896,500
Technology Hardware, Storage & Peripherals	61,866,381	15,972,962	—	77,839,343
Other Common Stocks#	283,624,873	—	—	283,624,873
Total Common Stocks	857,098,276	54,285,609	40,076,278	951,460,163
Preferred Stocks#	—	—	115,340,335	115,340,335
Convertible Bonds#	—	—	5,421,500	5,421,500
Short-Term Investments	—	29,036,920	—	29,036,920
Total Investments	$857,098,276	$83,322,529	$160,838,113	$1,101,258,918

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2024
Investments in Securities:
Common Stocks(1)	$44,595	$—	$—	$(4,519)	$—	$—	$—	$—	$40,076	$(4,519)
Preferred Stocks(1)	109,827	—	—	5,513	—	—	—	—	115,340	5,513
Convertible Bonds(1)	5,167	—	—	255	—	—	—	—	5,422	255
Total	$159,589	$—	$—	$1,249	$—	$—	$—	$—	$160,838	$1,249

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 7/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$40,076,279	Market Approach	Enterprise value/Revenue multiple(c) (EV/Revenue)	10.5x - 13.5x	11.8x	Increase
		Market Approach	Discount Rate	4.9%	4.9%	Decrease
		Market Approach	Term (Years)	2.2 - 2.7	2.4	Increase
		Market Approach	Expected Volatility	65.0% - 80.0%	73.2%	Increase
Preferred Stocks	83,180,605	Market Approach	Enterprise value/Revenue multiple(c) (EV/Revenue)	1.6x - 13.8x	6.3x	Increase
		Market Approach	Discount Rate	0.34% - 5.0%	4.8%	Decrease
		Market Approach	Term (Years)	1.7 - 3.7	2.2	Increase
		Market Approach	Expected Volatility	50.0% - 70.0%	55.6%	Increase
Convertible Bonds	5,421,500	Income Approach	Credit Yield Spread	4.9%	4.9%	Decrease
Preferred Units	32,159,730	Market Approach	Transaction Price	$146.47	$146.47	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(3,154,110)	$—	$(4,025)	$(3,158,135)
Total	$(3,154,110)	$—	$(4,025)	$(3,158,135)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of derivative investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2024
Other Financial Instruments
Written Option Contracts(1)	$(35)	$—	$1,444	$(1,401)	$—	$(12)	$—	$—	$(4)	$(1,401)
Total	$(35)	$—	$1,444	$(1,401)	$—	$(12)	$—	$—	$(4)	$(1,401)
(1)
At July 31, 2024, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets applicable to common stockholders and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

July 31, 2024
Notes to Consolidated Schedule of Investments Next Generation Connectivity Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by Neuberger Berman Next Generation Connectivity Fund Inc. (the "Fund") are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments in equity securities, preferred stocks, and exchange-traded options written, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit-specific details, relevant listed bond and preferred stock prices and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Consolidated Schedule of Investments Next Generation Connectivity Fund Inc. (Unaudited)  (cont’d)

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which the Fund's share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
To facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company, the Fund formed NB A24 NBXG Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of the Fund and the Fund will remain its sole member.
As of July 31, 2024, the value of the Fund's investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets Applicable to Common Stockholders
$31,933,754	2.9%
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Consolidated Schedule of Investments Next Generation Connectivity Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
ADR	= American Depositary Receipt
Management	= Neuberger Berman Investment Advisers LLC
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.